Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 16, 2013	Sep. 17, 2012	Oct. 31, 2013	Aug. 31, 2013	Oct. 31, 2014	Apr. 30, 2014	Oct. 31, 2013	Apr. 24, 2013	Jul. 10, 2013	Jul. 31, 2014	Jan. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 10, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Common Stock,Issued		4,341,615			39,788,465					29,394,940		29,394,940	12,569,503
Share Price		$ 1.10
Warrants to purchase common stock shares					648,053
Proceeds from Issuance of Private Placement	$ 1,782	$ 4,776	$ 324	$ 1,057		$ 1,498
Private Placement [Member]
Subsequent Event [Line Items]
Common Stock,Issued										9,990,659		9,990,659		183,333
Share Price	$ 0.75		$ 0.75	$ 0.20			$ 0.75	$ 0.40							$ 0.70
Warrants to purchase common stock shares								500,000	91,667			3,996,259
Proceeds from Issuance of Private Placement	$ 1,782		$ 2,106	$ 1,057			$ 324	$ 384		$ 455	$ 1,501	$ 7,490
Existing Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common Stock,Issued										95,366		95,366
Warrants to purchase common stock shares												648,053